Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
December 31, 2022
F25-NPRT3-0323
1.811340.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $35,427,909)	35,580,000	35,437,727

Domestic Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	26,615,627	232,354,422
Fidelity Series Blue Chip Growth Fund (c)	62,366,963	622,422,290
Fidelity Series Commodity Strategy Fund (c)	1,650,872	173,902,825
Fidelity Series Growth Company Fund (c)	83,143,663	1,144,888,235
Fidelity Series Intrinsic Opportunities Fund (c)	30,383,131	350,013,674
Fidelity Series Large Cap Stock Fund (c)	67,675,522	1,118,676,381
Fidelity Series Large Cap Value Index Fund (c)	25,366,512	349,804,195
Fidelity Series Opportunistic Insights Fund (c)	48,415,653	692,827,989
Fidelity Series Small Cap Discovery Fund (c)	10,941,018	108,206,670
Fidelity Series Small Cap Opportunities Fund (c)	30,592,247	357,011,518
Fidelity Series Stock Selector Large Cap Value Fund (c)	65,605,039	780,699,960
Fidelity Series Value Discovery Fund (c)	44,027,999	649,853,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,874,255,099)		6,580,661,418

International Equity Funds - 27.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	33,235,049	436,376,189
Fidelity Series Emerging Markets Fund (c)	30,117,102	233,106,373
Fidelity Series Emerging Markets Opportunities Fund (c)	134,371,027	2,098,875,444
Fidelity Series International Growth Fund (c)	77,304,558	1,102,362,991
Fidelity Series International Small Cap Fund (c)	20,393,493	302,639,434
Fidelity Series International Value Fund (c)	109,759,798	1,100,890,774
Fidelity Series Overseas Fund (c)	101,454,014	1,101,790,597
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,855,367,432)		6,376,041,802

Bond Funds - 42.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	237,312,133	1,827,303,427
Fidelity Series Emerging Markets Debt Fund (c)	16,574,866	121,659,518
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,615,478	40,108,508
Fidelity Series Floating Rate High Income Fund (c)	2,583,474	22,682,900
Fidelity Series High Income Fund (c)	15,104,784	121,744,557
Fidelity Series International Credit Fund (c)	1,972,343	15,187,040
Fidelity Series International Developed Markets Bond Index Fund (c)	103,938,417	874,122,085
Fidelity Series Investment Grade Bond Fund (c)	567,338,196	5,588,281,227
Fidelity Series Long-Term Treasury Bond Index Fund (c)	193,085,567	1,131,481,421
Fidelity Series Real Estate Income Fund (c)	5,013,435	47,326,824
TOTAL BOND FUNDS (Cost $11,635,729,317)		9,789,897,507

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	41,781,792	41,790,149
Fidelity Series Government Money Market Fund 4.35% (c)(e)	179,405,297	179,405,297
Fidelity Series Short-Term Credit Fund (c)	6,517	62,241
TOTAL SHORT-TERM FUNDS (Cost $221,256,379)		221,257,687

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,622,036,136)	23,003,296,141
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,947,272
NET ASSETS - 100.0%	23,005,243,413

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,197	Mar 2023	359,013,109	(961,153)	(961,153)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	537	Mar 2023	57,958,242	(429,882)	(429,882)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,033	Mar 2023	138,744,813	298,526	298,526

TOTAL PURCHASED					(1,092,509)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	974	Mar 2023	188,030,700	5,251,769	5,251,769
MSCI EAFE Index Future (United States)	1,242	Mar 2023	121,057,740	1,952,673	1,952,673
MSCI Emerging Markets Index Future (United States)	1,598	Mar 2023	76,656,060	720,236	720,236

TOTAL SOLD					7,924,678

TOTAL FUTURES CONTRACTS					6,832,169
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,437,727.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	21,155,238	296,886,397	276,251,486	490,739	235	(235)	41,790,149	0.1%
Total	21,155,238	296,886,397	276,251,486	490,739	235	(235)	41,790,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	137,636,698	138,014,660	-	377,962	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,680,339,392	722,325,035	179,859,828	115,630,947	(14,380,347)	(381,120,825)	1,827,303,427
Fidelity Series All-Sector Equity Fund	322,378,969	17,726,236	49,542,424	12,371,382	(7,867,976)	(50,340,383)	232,354,422
Fidelity Series Blue Chip Growth Fund	529,314,920	385,113,953	103,893,501	20,765,846	(17,221,849)	(170,891,233)	622,422,290
Fidelity Series Canada Fund	592,526,886	36,199,690	103,599,379	13,946,592	5,629,191	(94,380,199)	436,376,189
Fidelity Series Commodity Strategy Fund	424,469,766	219,758,660	246,245,736	196,811,162	(49,622,325)	(174,457,540)	173,902,825
Fidelity Series Emerging Markets Debt Fund	146,332,253	6,023,591	14,568,079	5,480,851	(4,272,725)	(11,855,522)	121,659,518
Fidelity Series Emerging Markets Debt Local Currency Fund	47,940,358	936,441	6,816,799	-	(1,157,853)	(793,639)	40,108,508
Fidelity Series Emerging Markets Fund	291,628,611	31,763,423	43,138,712	5,956,949	(5,666,350)	(41,480,599)	233,106,373
Fidelity Series Emerging Markets Opportunities Fund	2,627,897,710	282,758,467	423,670,999	50,901,500	(73,355,262)	(314,754,472)	2,098,875,444
Fidelity Series Floating Rate High Income Fund	28,922,765	1,319,630	6,335,324	1,173,245	(690,446)	(533,725)	22,682,900
Fidelity Series Government Money Market Fund 4.35%	265,311,330	220,593,827	306,499,860	1,209,806	-	-	179,405,297
Fidelity Series Growth Company Fund	1,319,291,184	375,069,934	217,911,301	6,626,793	(32,498,423)	(299,063,159)	1,144,888,235
Fidelity Series High Income Fund	172,533,708	7,069,762	39,741,856	6,504,425	(3,958,393)	(14,158,664)	121,744,557
Fidelity Series Inflation-Protected Bond Index Fund	255,849,564	2,743,171	252,572,724	2,722,846	5,669,239	(11,689,250)	-
Fidelity Series International Credit Fund	17,436,644	865,855	152,841	865,855	2,542	(2,965,160)	15,187,040
Fidelity Series International Developed Markets Bond Index Fund	867,338,660	227,103,479	126,009,739	6,866,487	(12,218,125)	(82,092,190)	874,122,085
Fidelity Series International Growth Fund	1,362,401,445	144,574,807	217,267,772	38,077,067	(30,556,110)	(156,789,379)	1,102,362,991
Fidelity Series International Small Cap Fund	373,880,732	23,777,391	31,149,501	18,417,483	(6,891,354)	(56,977,834)	302,639,434
Fidelity Series International Value Fund	1,382,192,947	119,232,822	279,578,865	37,291,137	2,076,122	(123,032,252)	1,100,890,774
Fidelity Series Intrinsic Opportunities Fund	1,246,164,372	228,421,802	842,820,556	225,524,611	200,520,923	(482,272,867)	350,013,674
Fidelity Series Investment Grade Bond Fund	7,053,019,265	663,905,836	1,483,903,769	143,593,708	(151,804,284)	(492,935,821)	5,588,281,227
Fidelity Series Large Cap Stock Fund	1,173,264,400	321,338,204	220,292,982	72,170,889	2,628,514	(158,261,755)	1,118,676,381
Fidelity Series Large Cap Value Index Fund	441,651,298	26,177,238	74,334,609	12,609,875	11,377,988	(55,067,720)	349,804,195
Fidelity Series Long-Term Treasury Bond Index Fund	1,348,794,911	258,753,033	160,621,284	24,368,278	(16,497,018)	(298,948,221)	1,131,481,421
Fidelity Series Opportunistic Insights Fund	675,968,695	273,156,806	99,857,168	32,904,599	(13,406,900)	(143,033,444)	692,827,989
Fidelity Series Overseas Fund	1,375,432,600	117,786,038	199,543,927	20,052,972	(24,983,886)	(166,900,228)	1,101,790,597
Fidelity Series Real Estate Income Fund	105,031,277	6,209,117	49,681,663	5,894,012	(1,451,619)	(12,780,288)	47,326,824
Fidelity Series Short-Term Credit Fund	66,496,221	180,586	66,168,438	115,380	(1,764,600)	1,318,472	62,241
Fidelity Series Small Cap Discovery Fund	145,539,018	24,560,501	24,759,055	21,818,294	1,151	(37,134,945)	108,206,670
Fidelity Series Small Cap Opportunities Fund	477,492,105	27,780,595	82,477,762	18,847,872	(10,918,745)	(54,864,675)	357,011,518
Fidelity Series Stock Selector Large Cap Value Fund	988,313,245	92,203,221	188,328,885	55,414,954	12,636,330	(124,123,951)	780,699,960
Fidelity Series Value Discovery Fund	751,859,102	99,896,625	144,968,831	33,367,216	37,694,018	(94,627,655)	649,853,259
	28,557,014,353	5,102,962,474	6,424,328,829	1,208,303,033	(202,570,610)	(4,107,009,123)	22,926,068,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.